AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

Portfolio of Investments

August 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 34.9%
Communications Equipment – 3.9%
Cisco Systems, Inc.	43,529	$4,809,519
Motorola Solutions, Inc.	6,411	3,111,258

		7,920,777

Electronic Equipment, Instruments & Components – 0.9%
Keysight Technologies, Inc.(a)	5,753	1,856,493

Semiconductors & Semiconductor Equipment – 16.3%
Analog Devices, Inc.	8,362	3,028,215
ASML Holding NV (REG)	1,493	2,532,143
Broadcom, Inc.	22,908	8,483,749
KLA Corp.	10,701	1,877,490
NVIDIA Corp.	58,208	12,851,162
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	9,312	3,867,460

		32,640,219

Software – 7.3%
Dynatrace, Inc.(a)	19,607	1,070,346
Microsoft Corp.	23,296	11,817,828
ServiceNow, Inc.(a)	12,340	1,826,197

		14,714,371

Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	41,167	13,043,764

		70,175,624

Financials – 15.2%
Banks – 4.3%
Bank of America Corp.	67,081	4,154,997
JPMorgan Chase & Co.	9,501	3,382,546
M&T Bank Corp.	4,735	1,107,706

		8,645,249

Capital Markets – 2.2%
Cboe Global Markets, Inc.	7,584	2,276,717
S&P Global, Inc.	5,168	2,252,421

		4,529,138

Financial Services – 4.5%
Mastercard, Inc. - Class A	7,170	4,225,352
Visa, Inc. - Class A	12,497	4,740,987

		8,966,339

Insurance – 4.2%
Everest Group Ltd.	2,730	1,022,794
Hanover Insurance Group, Inc. (The)	2,498	564,823
Marsh & McLennan Cos., Inc.	7,542	1,431,472
Reinsurance Group of America, Inc. - Class A	4,145	1,019,836
Travelers Cos., Inc. (The)	6,851	2,506,986
Willis Towers Watson PLC	5,503	1,863,041

		8,408,952

		30,549,678

Health Care – 11.7%
Biotechnology – 3.7%
AbbVie, Inc.	13,722	3,518,595
Gilead Sciences, Inc.	27,322	3,998,302

		7,516,897

Health Care Equipment & Supplies – 0.7%
Medtronic PLC	14,444	1,309,348

Health Care Providers & Services – 2.8%
McKesson Corp.	4,329	3,832,550
UnitedHealth Group, Inc.	4,750	1,849,698

		5,682,248

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc.	1,451	895,412

Company	Shares	U.S. $ Value

Pharmaceuticals – 4.0%
Eli Lilly & Co.	2,920	$3,377,652
Merck & Co., Inc.	31,886	4,711,475

		8,089,127

		23,493,032

Consumer Discretionary – 8.4%
Broadline Retail – 3.6%
Amazon.com, Inc.(a)	28,067	7,290,965

Hotels, Restaurants & Leisure – 2.5%
Compass Group PLC (Sponsored ADR)	61,321	1,866,611
InterContinental Hotels Group PLC (ADR)	6,761	1,082,166
Yum! Brands, Inc.	12,781	1,959,455

		4,908,232

Specialty Retail – 2.3%
AutoZone, Inc.(a)	593	1,773,805
O’Reilly Automotive, Inc.(a)	9,205	817,404
TJX Cos., Inc. (The)	7,322	980,489
Ulta Beauty, Inc.(a)	1,948	1,046,271

		4,617,969

		16,817,166

Industrials – 8.1%
Aerospace & Defense – 2.4%
BAE Systems PLC (Sponsored ADR)	23,642	2,557,828
L3Harris Technologies, Inc.	8,297	2,209,076

		4,766,904

Building Products – 1.2%
Trane Technologies PLC	5,627	2,500,639

Commercial Services & Supplies – 0.5%
Waste Connections, Inc.	5,722	945,961

Construction & Engineering – 0.5%
Stantec, Inc.	13,017	950,241

Electrical Equipment – 0.9%
Eaton Corp. PLC	4,526	1,818,909

Professional Services – 2.6%
Automatic Data Processing, Inc.	8,561	2,449,816
Experian PLC (Sponsored ADR)	39,384	1,619,076
RELX PLC (Sponsored ADR)	32,098	1,169,330

		5,238,222

		16,220,876

Communication Services – 7.6%
Entertainment – 1.3%
Netflix, Inc.(a)	11,876	962,550
Spotify Technology SA(a)	2,852	1,550,404

		2,512,954

Interactive Media & Services – 6.3%
Alphabet, Inc. - Class C	34,551	11,588,751
Meta Platforms, Inc. - Class A	2,033	1,163,567

		12,752,318

		15,265,272

Consumer Staples – 5.6%
Beverages – 1.3%
Coca-Cola Co. (The)	14,822	1,314,267
Monster Beverage Corp.(a)	29,842	1,370,344

		2,684,611

Consumer Staples Distribution & Retail – 0.6%
US Foods Holding Corp.(a)	12,391	1,299,073

Company	Shares	U.S. $ Value

Household Products – 2.2%
Colgate-Palmolive Co.	30,706	$2,758,013
Procter & Gamble Co. (The)	10,823	1,570,634

		4,328,647

Tobacco – 1.5%
Philip Morris International, Inc.	15,980	2,993,054

		11,305,385

Utilities – 3.6%
Electric Utilities – 2.5%
American Electric Power Co., Inc.	25,776	3,155,756
NextEra Energy, Inc.	22,322	1,837,993

		4,993,749

Multi-Utilities – 1.1%
Ameren Corp.	21,132	2,240,203

		7,233,952

Energy – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
ExxonMobil Holdings Corp.	14,850	2,390,108
Shell PLC (ADR)	32,312	2,954,932

		5,345,040

Real Estate – 1.7%
Office REITs – 0.7%
COPT Defense Properties	40,569	1,460,484

Specialized REITs – 1.0%
Digital Realty Trust, Inc.	10,268	1,905,638

		3,366,122

Total Common Stocks (cost $164,508,231)		199,772,147

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(b) (c) (d) (cost $926,770)	926,770	926,770

Total Investments – 100.0% (cost $165,435,001)(e)
Other assets less liabilities – 0.0%		74,631

Net Assets – 100.0%		$200,773,548

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,317,103 and gross unrealized depreciation of investments was $2,053,187, resulting in net unrealized appreciation of $35,263,916.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$199,772,147	$-0-	$-0-	$199,772,147
Short-Term Investments	926,770	-0-	-0-	926,770

Total Investments in Securities	200,698,917	-0-	-0-	200,698,917
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$200,698,917	$-0-	$-0-	$200,698,917

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,059	$19,822	$22,954	$927	$68

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